Offerings - Offering: 1	Feb. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	1,572,536
Proposed Maximum Offering Price per Unit	155.29
Maximum Aggregate Offering Price	$ 244,199,115.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 37,386.88
Offering Note	Estimated solely for the purposes of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act of 1933, the registration fee has been calculated based upon the average of the high and low prices, as reported by the Nasdaq Stock Market, for our Class A common stock on February 3, 2025. In accordance with Rules 456(b) and 456(r), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-283233 filed by the registrant on November 14, 2024. This table shall be deemed to update the "Calculation of Registration Fee" table in that registration statement.